Investments in Associates - Summary of Investments in Associates (Parenthetical) (Details) - CAD ($)				3 Months Ended	12 Months Ended
	Dec. 08, 2017	Nov. 27, 2017	Dec. 21, 2016	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of voting equity interests acquired					0.00%
Investments in associates					$ 63,106,000	$ 0
Radicle Medical Marijuana Inc
Disclosure Of Significant Investments In Associates [Line Items]
Interest rate of debenture					5.00%
Royalty term					20 years
Amount advanced under convertible debenture					$ 5,000,000
Amount advanced under repayable debenture					3,000,000
Radicle Medical Marijuana Inc | Convertible Debenture
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates					5,000,000
Radicle Medical Marijuana Inc | Repayable Debenture
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates					5,000,000
TerrAscend Corp
Disclosure Of Significant Investments In Associates [Line Items]
Number of units directly subscribed	9,545,456
Purchase value of units	$ 1.10
Number of common shares included in unit	1
Number of common share to purchase warrant included in unit	1
Exercise price of warrants	$ 1.10
Purchase price of shares					13,460,000
Purchase price of warrants					$ 7,540,000
Number of additional common shares directly subscribed		1,740,000
Purchase price of additional shares		$ 1.00
Percentage of voting equity interests acquired					24.00%
Investment cost capitalized					$ 38,000
Percentage sale of current production					25.00%
Term of Production to be sold					2 years
Renewal Term of Production to Be Sold					1 year
TerrAscend Corp | Canopy Rivers Corporation
Disclosure Of Significant Investments In Associates [Line Items]
Number of units indirectly subscribed	9,545,456
Number of additional common shares indirectly subscribed		1,740,000
Canopy Rivers Corporation
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of debentures converted to common shares					23.80%
Canopy Health Innovations Inc.
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of voting equity interests acquired			46.15%		43.00%	0.00%
Investments in associates				$ 4,000,000
Proceeds from issuing shares			$ 7,000,000	$ 8,842,000
Bedrocan Brasil S.A.
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of voting equity interests acquired					39.762%
Entourage Phytolab S.A.
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of voting equity interests acquired					39.99%